Operating Segment Information (Tables)	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

Segment information is as follows:

	Three Months ended June 30,		Six Months ended June 30,
	2012	2011	2012	2011
	RMB’000	RMB’000	RMB’000	RMB’000
Net revenue
Product sales
Revenue from external customers
Digital media	463,367	374,233	864,877	749,016
Telecommunications equipment	537,335	323,996	1,025,761	476,766
Industrial business	224,545	171,652	401,050	327,861
	1,225,247	869,881	2,291,688	1,553,643
Service revenue
Inter-segment revenue	2,316	6,093	3,648	6,093

Income from operations
Product sales	45,256	66,711	78,563	111,981
Service revenue	(41)	—	(34)	—
Unallocated (note i)	(20,862)	(32,762)	(39,786)	(44,980)
Total income from operations	24,353	33,949	38,743	67,001
Interest expense	(6,741)	(3,759)	(12,110)	(6,862)
Interest income	3,608	3,589	7,627	6,719
Earnings before income taxes	21,220	33,779	34,260	66,858

	June 30, 2012	December 31, 2011
	RMB’000	RMB’000
Total assets
Product sales	2,594,386	2,544,840
Service revenue	12,856	12,739
Unallocated (note ii)	1,928	2,409
	2,609,170	2,559,988